The Master Trust - Summary of Net Assets (Details) - EBP 025 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
The Master Trust
Net Assets Available for Benefits	$ 9,917,163	$ 8,341,978
Fund ownership by master trust	100.00%
Master Trust Balances
The Master Trust
Total Investments at Fair Value	$ 26,899,034,000	23,025,730,000
Investments at Contract value - Interest Income Fund	2,414,326,000	2,405,123,000
Total Investments	29,313,360,000	25,430,853,000
Other Assets/(Liabilities) - Net	(2,288,000)	(2,943,000)
Net Assets Available for Benefits	29,311,072,000	25,427,910,000
Master Trust Balances | Separate Account - Common Stock
The Master Trust
Total Investments at Fair Value	381,021,000	506,138,000
Master Trust Balances | Ford Stock Fund
The Master Trust
Total Investments at Fair Value	1,822,288,000	1,527,436,000
Master Trust Balances | Common and commingled institutional pools
The Master Trust
Total Investments at Fair Value	24,695,725,000	20,992,156,000
Plan's Interest in Master Trust
The Master Trust
Total Investments at Fair Value	8,821,687,000	7,270,700,000
Investments at Contract value - Interest Income Fund	907,648,000	920,835,000
Total Investments	9,729,335,000	8,191,535,000
Net Assets Available for Benefits	9,729,335,000	8,191,535,000
Plan's Interest in Master Trust | Separate Account - Common Stock
The Master Trust
Total Investments at Fair Value	87,465,000	111,186,000
Plan's Interest in Master Trust | Ford Stock Fund
The Master Trust
Total Investments at Fair Value	897,932,000	728,378,000
Plan's Interest in Master Trust | Common and commingled institutional pools
The Master Trust
Total Investments at Fair Value	$ 7,836,290,000	$ 6,431,136,000